Parent-Only Financial Statements, Parent-Only Statement of Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	$ 21,548	$ 3,377	[1]	$ 19,715	[1]
Other comprehensive income (loss), net of tax:
Debt securities	(2,375)	1,487		4,193
Derivatives and hedging activities	159	149		207
Defined benefit plans adjustments	349	(181)		73
Other comprehensive income (loss), net of tax	(1,897)	1,505		4,544
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	21,548	3,377	[2]	19,715	[3]
Other comprehensive income (loss), net of tax:
Debt securities	5	(10)		(45)
Derivatives and hedging activities	49	(2)		(12)
Defined benefit plans adjustments	347	(178)		75
Equity in other comprehensive income (loss) of subsidiaries	(2,297)	1,695		4,526
Other comprehensive income (loss), net of tax	(1,896)	1,505		4,544
Wells Fargo comprehensive income	$ 19,652	$ 4,882	[2]	$ 24,259	[2]

[1]	In second quarter 2021, we elected to change our accounting method for low-income housing tax credit investments and elected to change the presentation of investment tax credits related to solar energy investments. Prior period balances have been revised to conform with the current period presentation. For additional information, see Note 1 (Summary of Significant Accounting Policies).
[2]	In second quarter 2021, we elected to change our accounting method for low-income housing tax credit investments and elected to change the presentation of investment tax credits related to solar energy investments. Prior period balances have been revised to conform with the current period presentation. For additional information, see Note 1 (Summary of Significant Accounting Policies).
[3]	In second quarter 2021, we elected to change our accounting method for low-income housing tax credit investments and elected to change the presentation of investment tax credits related to solar energy investments. Prior period balances have been revised to conform with the current period presentation. For additional information, see Note 1 (Summary of Significant Accounting Policies).